NOTE 17. TRADE AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 17. TRADE AND OTHER LIABILITIES

NOTE 17. TRADE AND OTHER LIABILITIES

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Trade payables (Note 32 (diii))	146,730	109,746
Accruals	385,888	328,071
Trade deposits received	630,523	900,740
Other borrowings (i)	211,567	1,761,308
Other payable	2,214,456	1,238,630
	3,589,164	4,338,495

(i)	The loan is unsecured, carry interest at 8% per annual, and repayable on December 31, 2020.